PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Advances paid to aircraft manufacturers	$ 368,625	$ 357,979
Description of property plant and equipment	Except in the case of the Boeing 767 300ER, Airbus 320 Family and Boeing 767 300F fleets that consider a lower residual value, due to the extension of their useful life to 22, 25 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.
Indirect existing debt	$ 1,200,382	1,037,122
Indirect book value	2,884,563	2,306,233
Six A320N Aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Reclassified to non-current assets		(29,328)
Lease contract amendment	(284,952)
twenty-eight A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Reclassified to non-current assets		(373,410)
Two B787 Aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Lease contract amendment	$ (397,569)
Aircraft Purchase Agreement [Member] | Airbus SAS [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Manufacturers price property, plant and equipment		12,586,000
Aircraft Purchase Contracts [Member] | The Boeing Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Manufacturers price property, plant and equipment		$ 600,000